INTANGIBLE ASSETS (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS
Amortization of intangible assets	5,426,102	7,363,364	7,736,767
Annual estimated amortization expense for intangible assets subject to amortization
2015	13,373,143
2016	13,373,143
2017	13,373,143
2018	13,359,976
2019	13,215,143
Total	66,694,548